Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues	¥ 12,704,172	$ 1,841,932	¥ 14,575,719	¥ 15,024,188
Cost and expenses:
Cost of revenues	(7,421,419)	(1,076,005)	(8,383,431)	(7,976,781)
Research and development	(1,006,219)	(145,888)	(1,131,781)	(1,167,677)
Sales and marketing	(2,073,617)	(300,646)	(2,604,309)	(2,813,922)
General and administrative	(596,006)		(624,700)	(763,150)
Impairment loss on goodwill and intangible assets	0	0	(4,397,012)	0
Total cost and expenses	(11,097,261)	(1,608,952)	(17,141,233)	(12,721,530)
Other operating income	20,632	2,991	175,947	228,777
Income (loss) from operations	1,627,543	235,971	(2,389,567)	2,531,435
Interest income	368,879	53,482	384,279	444,471
Interest expense	(83,530)	(12,111)	(73,776)	(78,872)
Other gain or (loss), net	118,325	17,156	(16,000)	1,500
Income tax (expenses) benefits	(562,281)	(81,523)	(822,556)	(755,620)
Share of loss on equity method investments	11,073	1,605	(8,084)	(42,522)
Net income (loss)	1,480,009	$ 214,580	(2,925,704)	2,100,392
Unallocated segment [Member]
Revenue from External Customer [Line Items]
Net revenues			0
Cost and expenses:
Cost of revenues			0
Research and development			0
Sales and marketing			0
Impairment loss on goodwill and intangible assets			(4,397,012)
Total cost and expenses			(4,397,012)
Other operating income			0
Income (loss) from operations			(4,397,012)
Interest income			0
Interest expense			0
Other gain or (loss), net			0
Income tax (expenses) benefits			0
Share of loss on equity method investments			0
Net income (loss)			(4,397,012)
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues	11,335,094		12,541,205	12,631,119
Cost and expenses:
Cost of revenues	(6,704,020)		(7,301,048)	(6,865,836)
Research and development	(737,380)		(828,688)	(844,826)
Sales and marketing	(1,346,692)		(1,420,130)	(1,454,123)
General and administrative	(547,798)		(619,922)	(664,458)
Total cost and expenses	(9,335,890)		(10,169,788)	(9,829,243)
Other operating income	8,753		138,884	223,312
Income (loss) from operations	2,007,957		2,510,301	3,025,188
Interest income	368,051		383,028	440,878
Interest expense	(83,530)		(73,776)	(78,872)
Other gain or (loss), net	118,325		(16,000)	1,500
Income tax (expenses) benefits	(586,663)		(844,987)	(770,333)
Share of loss on equity method investments	11,073		(8,084)	(42,522)
Net income (loss)	1,835,213		1,950,482	2,575,839
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues	1,367,853		2,029,184	2,368,314
Cost and expenses:
Cost of revenues	(714,936)		(1,044,852)	(1,088,816)
Research and development	(268,839)		(303,093)	(322,851)
Sales and marketing	(721,889)		(1,180,146)	(1,359,709)
General and administrative	(33,234)		18,401	(73,019)
Total cost and expenses	(1,738,898)		(2,509,690)	(2,844,395)
Other operating income	11,830		37,029	3,945
Income (loss) from operations	(359,215)		(443,477)	(472,136)
Interest income	544		1,091	3,353
Interest expense				0
Other gain or (loss), net				0
Income tax (expenses) benefits	24,382		22,431	14,713
Share of loss on equity method investments				0
Net income (loss)	(334,289)		(419,955)	(454,070)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues	1,225		5,330	24,755
Cost and expenses:
Cost of revenues	(2,463)		(37,531)	(22,129)
Research and development				0
Sales and marketing	(5,036)		(4,033)	(90)
General and administrative	(14,974)		(23,179)	(25,673)
Total cost and expenses	(22,473)		(64,743)	(47,892)
Other operating income	49		34	1,520
Income (loss) from operations	(21,199)		(59,379)	(21,617)
Interest income	284		160	240
Interest expense				0
Other gain or (loss), net				0
Income tax (expenses) benefits	0		0	0
Share of loss on equity method investments				0
Net income (loss)	¥ (20,915)		¥ (59,219)	¥ (21,377)